Leases - Analysis of the lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balance at the beginning	$ 107,593	$ 93,908
Additions, net	98	47,548
Interest expense on leases (Note 13)	4,946	4,662	$ 3,785
Payments	(47,725)	(38,525)
Balance at the end	64,912	107,593	$ 93,908
Lease liabilities-current portion	38,679	42,741
Lease liabilities-non-current portion	$ 26,233	$ 64,852